Segments information (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of profit or loss by segment
Revenue from contracts with customers	$ 108,391,346	$ 119,898,794
Costs of sales	(64,871,173)	(65,458,241)
Gross profit	43,520,173	54,440,553
Administration expenses	(3,360,989)	(2,844,627)
Operation and projects expenses	(3,915,872)	(2,833,523)
Impairment of non-current assets	(11,125)	(5,516)
Other operating income (expense)	(89,688)	(302,671)
Operating income	36,142,499	48,454,216
Financial results
Financial income	1,784,771	887,398
Financial expenses	(7,770,455)	(5,875,877)
Foreign exchange gain (loss)	1,806,158	(377,527)
Financial results	(4,179,526)	(5,366,006)
Share of profits of associates and joint ventures	606,332	656,680
Profit before income tax expense	32,569,305	43,744,890
Income tax expense	(11,476,872)	(16,214,065)
Net profit for the period	21,092,433	27,530,825
Net profit (loss) attributable to:
Owners of parent	17,637,678	24,770,909
Non-controlling interest	3,454,755	2,759,916
Net profit for the period	21,092,433	27,530,825
Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	108,391,346	119,898,794
Operating segments | Exploration and Production
Statement of profit or loss by segment
Revenue from contracts with customers	60,702,464	70,007,372
Costs of sales	(38,072,085)	(34,896,814)
Gross profit	22,630,379	35,110,558
Administration expenses	(1,738,102)	(1,537,478)
Operation and projects expenses	(2,751,048)	(1,871,806)
Other operating income (expense)	9,806	(193,586)
Operating income	18,151,035	31,507,688
Financial results
Financial income	1,215,406	656,434
Financial expenses	(3,567,808)	(2,117,736)
Foreign exchange gain (loss)	1,411,085	(102,929)
Financial results	(941,317)	(1,564,231)
Share of profits of associates and joint ventures	22,277	8,741
Profit before income tax expense	17,231,995	29,952,198
Income tax expense	(8,394,481)	(10,809,210)
Net profit for the period	8,837,514	19,142,988
Net profit (loss) attributable to:
Owners of parent	8,912,142	19,209,590
Non-controlling interest	(74,628)	(66,602)
Net profit for the period	8,837,514	19,142,988
Operating segments | Exploration and Production | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	38,868,330	47,423,709
Operating segments | Exploration and Production | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	21,834,134	22,583,663
Operating segments | Refining and Petrochemicals
Statement of profit or loss by segment
Revenue from contracts with customers	63,062,184	66,114,562
Costs of sales	(56,855,440)	(59,242,324)
Gross profit	6,206,744	6,872,238
Administration expenses	(566,870)	(487,623)
Operation and projects expenses	(1,050,847)	(866,722)
Impairment of non-current assets	(9,367)	(5,516)
Other operating income (expense)	(43,112)	(31,033)
Operating income	4,536,548	5,481,344
Financial results
Financial income	163,723	59,308
Financial expenses	(1,343,057)	(974,944)
Foreign exchange gain (loss)	509,358	(244,300)
Financial results	(669,976)	(1,159,936)
Share of profits of associates and joint ventures	198,549	171,348
Profit before income tax expense	4,065,121	4,492,756
Income tax expense	(10,686)	(2,664,643)
Net profit for the period	4,054,435	1,828,113
Net profit (loss) attributable to:
Owners of parent	3,889,560	1,684,580
Non-controlling interest	164,875	143,533
Net profit for the period	4,054,435	1,828,113
Operating segments | Refining and Petrochemicals | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	57,737,777	60,987,163
Operating segments | Refining and Petrochemicals | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	5,324,407	5,127,399
Operating segments | Transportation and Logistics
Statement of profit or loss by segment
Revenue from contracts with customers	11,823,671	9,868,669
Costs of sales	(3,114,497)	(2,681,117)
Gross profit	8,709,174	7,187,552
Administration expenses	(434,408)	(339,903)
Operation and projects expenses	(276,718)	(225,224)
Other operating income (expense)	7,438	(24,523)
Operating income	8,005,486	6,597,902
Financial results
Financial income	326,581	80,522
Financial expenses	(265,008)	(207,257)
Foreign exchange gain (loss)	(116,246)	(60,892)
Financial results	(54,673)	(187,627)
Share of profits of associates and joint ventures		(1,001)
Profit before income tax expense	7,950,813	6,409,274
Income tax expense	(2,692,004)	(2,276,607)
Net profit for the period	5,258,809	4,132,667
Net profit (loss) attributable to:
Owners of parent	4,217,516	3,339,949
Non-controlling interest	1,041,293	792,718
Net profit for the period	5,258,809	4,132,667
Operating segments | Transportation and Logistics | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	2,221,686	1,995,275
Operating segments | Transportation and Logistics | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	9,601,985	7,873,394
Operating segments | Concessions, electricity transport and roads
Statement of profit or loss by segment
Revenue from contracts with customers	10,611,526	9,580,557
Costs of sales	(4,313,681)	(3,954,326)
Gross profit	6,297,845	5,626,231
Administration expenses	(869,242)	(754,149)
Impairment of non-current assets	(1,758)
Other operating income (expense)	(59,248)	(51,033)
Operating income	5,367,597	4,821,049
Financial results
Financial income	587,830	404,771
Financial expenses	(3,020,557)	(2,843,762)
Foreign exchange gain (loss)	1,961	30,594
Financial results	(2,430,766)	(2,408,397)
Share of profits of associates and joint ventures	385,506	477,592
Profit before income tax expense	3,322,337	2,890,244
Income tax expense	(379,701)	(463,605)
Net profit for the period	2,942,636	2,426,639
Net profit (loss) attributable to:
Owners of parent	619,421	536,372
Non-controlling interest	2,323,215	1,890,267
Net profit for the period	2,942,636	2,426,639
Operating segments | Concessions, electricity transport and roads | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	10,609,111	9,578,562
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	2,415	1,995
Eliminations
Statement of profit or loss by segment
Revenue from contracts with customers	(37,808,499)	(35,672,366)
Costs of sales	37,484,530	35,316,340
Gross profit	(323,969)	(356,026)
Administration expenses	247,633	274,526
Operation and projects expenses	162,741	130,229
Other operating income (expense)	(4,572)	(2,496)
Operating income	81,833	46,233
Financial results
Financial income	(508,769)	(313,637)
Financial expenses	425,975	267,822
Financial results	(82,794)	(45,815)
Profit before income tax expense	(961)	418
Net profit for the period	(961)	418
Net profit (loss) attributable to:
Owners of parent	(961)	418
Net profit for the period	(961)	418
Eliminations | Third party sales
Statement of profit or loss by segment
Revenue from contracts with customers	(1,045,558)	(85,915)
Eliminations | Inter-segment sales
Statement of profit or loss by segment
Revenue from contracts with customers	$ (36,762,941)	$ (35,586,451)